Basis of Preparation	12 Months Ended
Dec. 31, 2022
Basis Of Preparation Of Financial Statements [Abstract]
Basis of Preparation
2. Basis of Preparation
2.1 Application of IFRS
The consolidated financial statements of the Group have been prepared in accordance with International Financial Reporting Standards (“IFRS”). IFRS are the standards and related interpretations issued by the International Accounting Standards Board (“IASB”).
The preparation of the consolidated financial statements requires the use of certain critical accounting estimates. Management also needs to exercise judgment in applying the Group’s accounting policies. The areas that require a more complex and higher level of judgment or areas that require significant assumptions and estimations are disclosed in Note 2.4.
2.1.1 The Group has applied the following amended standards for the first time for its annual reporting period commencing January 1, 2022.

•	Amendments to IFRS No.16 Leases – COVID-19-Related Rent Concessions, etc. beyond June 30, 2021
The application of the practical expedient, a lessee may elect not to assess whether a rent concession occurring as a direct consequence of the
COVID-19
pandemic is a lease modification, is extended to lease payments originally due on or before 30 June 2022. A lessee shall apply the practical expedient consistently to eligible contracts with similar characteristics and in similar circumstances. These amendments do not have a significant impact on the consolidated financial statements.

•	Amendments to IFRS No.3 Business Combination – Reference to the Conceptual Framework
The amendments update a reference of definition of assets and liabilities to qualify for recognition in revised Conceptual Framework for Financial Reporting. However, the amendments add an exception for the recognition of liabilities and contingent liabilities within the scope of IFRS No.37
Provisions, Contingent Liabilities and Contingent Assets
, and IFRS No.21
Levies
. The amendments also confirm that contingent assets should not be recognized at the acquisition date. These amendments do not have a significant impact on the consolidated financial statements.

•	Amendments to IAS No.16 Property, Plant and Equipment – Proceeds Before Intended Use
The amendments prohibit an entity from deducting from the cost of an item of property, plant and equipment any proceeds from selling items produced while the entity is preparing the asset for its intended use. Instead, the entity will recognize the proceeds from selling such items, and the costs of producing those items, as profit or loss. These amendments do not have a significant impact on the consolidated financial statements.

•	Amendments to IAS No.37 Provisions, Contingent Liabilities and Contingent Assets – Onerous Contracts: Cost of Fulfilling a Contract
The amendments clarify that the direct costs of fulfilling a contract include both the incremental costs of fulfilling the contract and an allocation of other costs directly related to fulfilling contracts when assessing whether the contract is onerous. These amendments do not have a significant impact on the consolidated financial statements.

•	Annual improvements to IFRS 2018-2020
These amendments do not have a significant impact on the consolidated financial statements.

•	IFRS No.1 First-time Adoption of International Financial Reporting Standards – Subsidiary as a first-time adopter

•	IFRS No.9 Financial Instruments – Fees in the ‘10 per cent’ test for derecognition of financial liabilities

•	IFRS No.16 Leases – Lease incentives

•	IAS No.41 Agricultur e – Measuring fair value
2.1.2 The Group has changed the following accounting policy for its annual reporting period commencing January 1, 2022.
The Group had classified due from financial institutions with restriction to use, such as reserve requirement deposits, as due from financial institutions measured at amortized cost rather than cash and cash equivalents; however, following the IFRS Interpretations Committee’s decision that cash and cash equivalents include restricted demand deposits, some classified due from financial institutions with restriction to use, such as reserve requirement deposits, the Group has retrospectively classified these accounts as cash and cash equivalents from January 1, 2022. The comparative consolidated financial statements have been restated to reflect the changes made to retrospective application.
The application of these accounting policy changes has no effect on the consolidated statements of financial position as of January 1, 2021, December 31, 2021 and 2022, and the consolidated statements of comprehensive income for the years ended December 31, 2020, 2021 and 2022. The effects on the consolidated statements of cash flows for the years ended December 31, 2020, 2021 and 2022, are as follows:

	2020		2021		2022
	(In millions of Korean won)
Increase in changes in other assets	￦	3,129,722	￦	4,674,874	￦	175,012
Increase (decrease) in effect of exchange rate changes on cash and cash equivalents in foreign currency		(89,860)		83,297		88,082
Increase in beginning balance of cash and cash equivalents		8,366,781		11,406,643		16,164,814
Increase in ending balance of cash and cash equivalents		11,406,643		16,164,814		16,427,908

2.1.3 The following new and amended standards have been published that are not mandatory for December 31, 2022 reporting period and have not been adopted by the Group.

•	Amendments to IAS No.1 Presentation of Financial Statements – Classification of Liabilities as Current or Non-current
The amendments clarify that liabilities are classified as either current or non-current,
depending on the substantive rights that exist at the end of the reporting period. Classification is unaffected by the likelihood that an entity will exercise the right to defer settlement of the liability or the management’s expectations thereof. Also, the settlement of liability includes the transfer of the entity’s own equity instruments; however, it would be excluded if an option to settle the liability by the transfer of the entity’s own equity instruments is recognized separately from the liability as an equity component of a compound financial instrument. The amendments should be applied for annual reporting periods beginning on or after January 1, 2023, and earlier application is permitted. The Group does not expect that these amendments have a significant impact on the consolidated financial statements.

•	Issuance of IFRS No.17 Insurance Contracts
(a) Major changes in accounting policy
IFRS No.17
 Insurance Contracts
 will replace IFRS No.4
 Insurance Contracts
. This standard requires an entity to estimate future cash flows of an insurance contract and measure insurance liabilities using discount rates applied with assumptions and risks at the measurement date and recognize insurance revenue on an accrual basis including services (insurance coverage) provided to the policyholder by each annual reporting period. In addition, investment components (refunds due to termination and maturity) repaid to a policyholder even if an insured event does not occur, are excluded from insurance revenue, and net insurance income and net investment income are presented separately to enable users of the information to understand the sources of net income. This standard should be applied for annual reporting periods beginning on or after January 1, 2023, and earlier application is permitted for entities that applied IFRS No.9
 Financial Instruments
. The Group is scheduled to apply this standard for annual reporting period beginning on January 1, 2023. If the Group prepares consolidated financial statements by applying IFRS No.17, the following parts are expected to make significant differences with the current consolidated financial statements. It does not mean to include all differences that are arising in the future and can be changed based on the future additional analysis results.
(Measurement of Insurance liabilities, etc.)
Under IFRS No.17, the Group estimates all cash flows from insurance contracts and measures the insurance liabilities using discount rate that reflects assumptions and risks at the reporting date.
In details, the Group identifies a portfolio of insurance contracts that comprises contracts exposed to similar risks and managed together, then separates the contracts with similar profitability within the portfolio as groups of insurance contracts. The groups of insurance contracts are measured as the sum of the estimate of future cash flows (including cash flows related to policy loans and reflecting time value of money, etc.), risk adjustment, and the contractual service margin. With the adoption of IFRS No.17, account of the contractual service margin will be introduced, which means unearned profit that would be recognized by providing insurance service in the future.
Meanwhile, reinsurance contracts mean insurance contracts issued by a reinsurance company to compensate claims arising from original insurance contracts issued by other insurance companies. The groups of insurance contracts also apply assumptions consistent with the groups of original insurance contracts when estimating the present value of future cash flows for the groups of insurance contracts ceded.

(Recognition and measurement of financial performance)
Under IFRS No.17, the Group recognizes insurance revenue on an accrual basis for services (insurance coverage) provided to the policyholder by each annual reporting period, excluding investment component (refunds due to termination and maturity) to be paid to the policyholder regardless of the insured event. In addition, net insurance income and net investment income are presented separately to enable users of the information to understand the sources of net income.
The Group also includes the time value of money, financial risk and effects of their fluctuations related to the group of insurance contracts and the Group should select accounting policy whether the insurance finance income or expenses for the periods are divided to profit or loss, or other comprehensive income.
(Accounting policy for transition of insurance contracts)
Under transition requirements of IFRS No.17, the Group shall adjust the original cost-based measurement to current measurement by applying the fully retrospective approach, modified retrospective approach or fair value approach, for the group of insurance contracts issued before the transition date (the beginning of the annual reporting period immediately preceding initial application date of January 1, 2022).
In principle, the Group shall identify, recognize and measure each group of insurance contracts as if IFRS No.17 had always applied before the transition date. If this method is impracticable, the Group can apply the modified retrospective approach or the fair value approach. However, the fair value approach can be applied even though it is possible to apply the fully retrospective approach for the group of insurance contracts with direct participation features that meet specific requirements.
Meanwhile, the modified retrospective approach is a way to obtain results very close to the fully retrospective approach by using all reasonable and supportable information available without undue cost or effort. The fair value approach is a way to measure group of insurance contracts using fair value measurements based on IFRS No.13
Fair Value Measurements
. When applying the fair value approach, contractual service margin or loss component of the liability for remaining coverage at the transition date are measured as the difference between the fair value of a group of insurance contracts at that date and the fulfilment cash flows measured at that date.

Key changes in accounting policies expected by adopting IFRS No.17 are as follows:

	IFRS No.4	IFRS No.17
Insurance liability measurement	Measure at cost using the past information	Measure at current value using information at the reporting date

Need to choose transition method to adjust the existing group of insurance contracts to current measurement at the transition date (among the fully retrospective approach, modified retrospective approach or fair value approach)

Recognition of insurance revenue	Apply cash basis to recognize the received premium as insurance revenue	Recognize revenue by reflecting services provided to the policyholder by each annual reporting period (accrual basis)
	Include investment component, such as refunds due to termination and maturity, to insurance revenue	Exclude investment component (refunds due to termination and maturity) from insurance revenue Net insurance income and net investment income (financial income) are presented separately
Deferred acquisition cost	Recognize deferred acquisition cost as a separate asset	Do not recognize deferred acquisition cost as a separate asset
	Estimate insurance liability based on net insurance premium (excluding administration expenses)	Estimate insurance liability based on operating insurance premium (including administration expenses)
(b) Status of preparation for IFRS No.17 adoption
In order for the Group to smoothly adopt IFRS No.17, it is necessary to prepare a separate implementation department, implement an accounting system, train executives and employees, and analyze financial impact and etc.
Above all, for the adequacy of insurance liability evaluation, the stability of the accounting system and the conformity of system calculations must be secured, and accounting policies and actuarial assumptions must be established reasonably and applied consistently every period. For this, the Group needs to verify the system continually, and prepare various internal control procedures. In particular, the Group shall implement and comply with an internal control over financial reporting suitable for the changed accounting environment so that reliable accounting information can be prepared and disclosed after the adoption of the new accounting standard.
The adoption of IFRS No.17 will not only change accounting standard, but will also affect insurance product development, sales strategies, and long-term business strategies. Accordingly, it is necessary for the Group to re-establish
various business strategies after the adoption of the new accounting standard, provide continual training for related executives and employees and report preparations for adoption and future plans to management.

The detailed preparations for adoption and future plans are as follows:
(KB Insurance Co., Ltd.)

Key activity	Progress (at the reporting date)	Future plan
Implementation department	(Feb. 2017) Organize the implementation department of IFRS No.17	—
(Apr. 2018) Expand the implementation department of IFRS No.17 (currently, total 14 personnel who are fully in charge of)
Implementation of accounting system	(Feb. 2017) Start implementation of the integrated actuarial system (Jun. 2018) Complete implementation of the system	—
(Sep. 2018) Start implementation of the accounting system (Nov. 2020) Complete implementation of the system
Currently, pilot operation
Training for executives and employees	Prepare and implement training for executives/head of departments and employees in related departments	—
Reporting to management	Report implementation of the system, financial effects, etc.	—
(KB Life Insurance Co., Ltd.(former Prudential Life Insurance Company of Korea Ltd.))

Key activity	Progress (at the reporting date)	Future plan
Implementation department	(Apr. 2016) Organize the implementation department of IFRS No.17 (currently, total 10 personnel who are fully in charge of)	—
Implementation of accounting system	(Nov. 2017) Start implementation of the integrated actuarial system (Nov. 2018) Complete implementation of the system	Advancement of the internal control over financial reporting
(Nov. 2020) Start implementation of the accounting system (Dec. 2021) Complete implementation of the system
Training for executives and employees	Implement training for employees	—
Reporting to management	Report the implementation of the system, financial effect of insurance supervisory accounting for adoption of IFRS No.17	—

(KB Life Insurance Co., Ltd)

Key activity	Progress (at the reporting date)	Future plan
Implementation department	(Jul. 2018) Organize the responsive team for IFRS No.17 (Mar. 2019) Organize and operate TF for IFRS No.17	—
Implementation of accounting system	(Mar. 2019) Start implementation of the accounting system (Dec. 2020) Complete implementation of the system Currently, pilot operation	—
Training for executives and employees
Prepare and implement training for executives/head of departments and employees in related departments (total 20 trainings)
(Nov. 2020) Open online training
(Dec. 2021) Implement
non-face-to-face
training
Plan to expand training target
Reporting to management	Report implementation of the system, financial effects, etc.	—
(c) Financial effect evaluation
As the adoption of IFRS No.17 changes the measurement method of insurance liability and insurance revenue recognition, financial volatility is expected to occur in the consolidated financial statements for 2023.
In order to analyze the financial impact of the initial application of IFRS No.17, the Group assessed the impact on the consolidated financial statements based on the information available and the current circumstances as of December 31, 2022.
Therefore, the results of financial impact assessment as of December 31, 2022 are subject to change depending on economic conditions and additional information available to the Group in the future.
(Changes in amounts in the consolidated statement of financial position and the consolidated statement of comprehensive income)
The results of the financial impact assessment of the initial application of IFRS No.17 to the consolidated financial statement using the implemented accounting system as of December 31, 2022, based on information obtained up to the date of this annual report
are as follows:
Under IFRS No.17, on a consolidated basis, total assets, total liabilities and total equity as of December 31, 2022 are expected to be ￦ 688,608,545 million, ￦ 634,464,297 million and ￦ 54,144,248 million, respectively, and net income and total comprehensive income for the year ended December 31, 2022 are expected to be ￦ 3,900,094 million and ￦ 4,046,755 million, respectively.
Compared to IFRS No.4, on a consolidated basis, the total assets of ￦ 12,562,303 million and total liabilities of ￦ 17,063,637 million decreased, respectively, and the total equity of ￦
4,501,334

million increased. Net income of ￦ 273,145 million and profit attributable to shareholders of the Parent company of ￦ 273,145 million decreased, and total comprehensive income of ￦ 3,384,953 million increased. The results of this analysis
will be opening balances as of January 1, 2023, but it
may change by economic conditions and additional information available to the Group in the future
.

1) Effects on consolidated statement of financial position

IFRS No.4			IFRS No.17			Net increase (decrease)
(In millions of Korean won)
Assets			Assets
Financial assets	￦	659,563,977	Financial assets	￦	660,449,629	￦	885,652
Intangible assets		3,200,399	Intangible assets		1,858,470		(1,341,929)
Deferred income tax assets		251,085	Deferred income tax assets		188,372		(62,713)
Other assets		28,437,529	Other assets		14,815,439		(13,622,090)
			Insurance contract assets		83,304		83,304
			Reinsurance contract assets		1,495,966		1,495,966
Others		9,717,858	Others		9,717,365		(493)

Total assets	￦	701,170,848	Total assets	￦	688,608,545	￦	(12,562,303)

Liabilities			Liabilities
Financial liabilities		551,082,334	Financial liabilities		556,125,846		5,043,512
Insurance contract liabilities		58,230,303	Insurance contract liabilities		45,920,012		(12,310,291)
			Reinsurance contract liabilities		31,728		31,728
Deferred income tax liabilities		22,693	Deferred income tax liabilities		1,574,954		1,552,261
Other liabilities		40,140,365	Other liabilities		28,793,630		(11,346,735)
Others		2,052,239	Others		2,018,127		(34,112)

Total liabilities	￦	651,527,934	Total liabilities	￦	634,464,297	￦	(17,063,637)

Equity			Equity
Share capital and capital adjustments		22,629,352	Share capital and capital adjustments		22,629,352		—
Accumulated other comprehensive income		(2,713,053)	Accumulated other comprehensive income		1,312,522		4,025,575
Retained earnings		28,446,513	Retained earnings		28,922,272		475,759
Non-controlling interests		1,280,102	Non-controlling interests		1,280,102		—

Total equity	￦	49,642,914	Total equity	￦	54,144,248	￦	4,501,334

2) Effects on consolidated statement of comprehensive income

IFRS No.4			IFRS No.17			Net increase (decrease)
(In millions of Korean won)
Net interest income	￦	13,112,934	Net interest income 1	￦	11,393,422	￦	(1,719,512)
Net fee and commission income		3,321,632	Net fee and commission income		3,514,902		193,270
Net insurance income		696,513	Net insurance income		1,334,090		637,577
Insurance income		17,136,842	Insurance income		9,544,474		(7,592,368)
Insurance expense		(16,440,329)	Insurance service expense		(7,961,019)		8,479,310
			Reinsurance income		522,389		522,389
			Reinsurance expense		(771,754)		(771,754)
Net gains on financial instruments at fair value through profit or loss		247,357	Net gains on financial instruments at fair value through profit or loss		(1,133,475)		(1,380,832)
			Insurance finance income		897,441		897,441
Net other operating expenses		(2,365,791)	Net other operating expenses		(2,268,465)		97,326
General and administrative expenses		(7,537,802)	General and administrative expenses		(6,643,654)		894,148
Provision for credit losses		(1,835,988)	Provision for credit losses		(1,847,775)		(11,787)
Net other non-operating income (expenses)		156,771	Net other non-operating income (expenses)		160,569		3,798
Profit before income tax expense		5,795,626	Profit before income tax expense		5,407,055		(388,571)
Income tax expense		(1,622,387)	Income tax expense		(1,506,961)		115,426
Profit for the year		4,173,239	Profit for the year		3,900,094		(273,145)
Non-controlling interests		(221,591)	Non-controlling interests		(221,591)		—
Shareholders of the Parent Company		4,394,830	Shareholders of the Parent Company		4,121,685		(273,145)
Other comprehensive income for the year, net of tax		(3,511,437)	Other comprehensive income for the year, net of tax		146,661		3,658,098

Total comprehensive income for the year	￦	661,802	Total comprehensive income for the year	￦	4,046,755	￦	3,384,953

1	Includes insurance interest expense on insurance contract liabilities.

F-23
(Financial impact due to the transition methods to IFRS No.17)
The expected impact of the transition methods on the valuation of insurance contract liabilities as of the transition date of January 1, 2022 is as follows:
1) KB Insurance Co., Ltd.
The Group adjusted the original cost-based measurement to current measurement by applying the fully retrospective approach for the group of insurance contract issued from 2018 to 2021 (within immediately preceding 4 years prior to the transition date of January 1, 2022), and by applying the fair value approach for the group of insurance contracts issued before 2018 (for the periods prior to the year beginning January 1, 2018).
In applying the fair value approach, the fair value of insurance contracts (IFRS No.13 Fair Value Measurements) was calculated by reflecting some of adjustments based on the valuation amount of insurance contract liabilities calculated under the Korean-Insurance Capital Standards. As a result of analyzing the financial impact related to accounting for transition applying IFRS No.17, as of January 1, 2022, the insurance contract assets and insurance contract liabilities are expected to be
￦ 1,644,590 million and ￦ 25,847,176 million, respectively.
The impact of the transition method on the valuation of KB Insurance Co., Ltd.’s insurance contract liabilities included in the Group’s consolidated financial statements is as follows:

		IFRS No.17
Transition method	Period	Insurance contract assets 1		Insurance contract liabilities 1		Contractual service margin 2
	(In millions of Korean won)
Fully retrospective approach	From 2018 to 2021	￦	1,358,667	￦	4,760,646	￦	5,061,116
Fair value approach	Before 2018		285,923		21,086,530		2,169,132

		￦	1,644,590	￦	25,847,176	￦	7,230,248

1	Insurance contract assets and insurance contract liabilities are the total amounts, including reinsurance contract assets and reinsurance contract liabilities, respectively.
2	The contractual service margin is presented as net amount by offsetting the amounts included in the insurance contract assets and insurance contract liabilities.
2) KB Life Insurance Co., Ltd.(former Prudential Life Insurance Company of Korea Ltd.)
The Group has control over KB Life Insurance Co., Ltd.(former Prudential Life Insurance Company of Korea Ltd.) as it holds the 100% ownership interests on KB Life Insurance Co., Ltd.(former Prudential Life Insurance Company of Korea Ltd.) through stock purchases on August 31, 2020, after the approval obtained from the Financial Services Commission for inclusion the company as a subsidiary on August 26, 2020. Accordingly, the Group adjusted the original cost-based measurement to current measurement by applying the fully retrospective approach for the group of insurance contract issued by KB Life Insurance Co., Ltd.(former Prudential Life Insurance Company of Korea Ltd.)
In applying the fully retrospective approach, the contractual service margin on initial recognition for the group of insurance contract as of the acquisition date, was measured based on applying the fair value of the business combination under measurement on initial recognition of insurance contracts acquired in a business combination of IFRS No.17. As a result of analyzing the financial impact related to accounting for transition applying IFRS No.17, as of January 1, 2022, the insurance contract liabilities are expected to be ￦ 20,140,367 million.

The impact of the transition method on the valuation of KB Life Insurance Co., Ltd.(former Prudential Life Insurance Company of Korea Ltd.)’s insurance contract liabilities included in the Group’s consolidated financial statements is as follows:

		IFRS No.17
Transition method	Period	Insurance contract assets 1		Insurance contract liabilities 1		Contractual service margin 2
	(In millions of Korean won)
Fully retrospective approach	For the entire period	￦	—	￦	20,140,367	￦	3,606,629

		￦	—	￦	20,140,367	￦	3,606,629

1	Insurance contract assets and insurance contract liabilities are the total amounts, including reinsurance contract assets and reinsurance contract liabilities, respectively.
2	The contractual service margin is presented as net amount by offsetting the amounts included in the insurance contract assets and insurance contract liabilities.
3) KB Life Insurance Co., Ltd.
The Group adjusted the original cost-based measurement to current measurement by applying the fully retrospective approach for the group of insurance contract issued from 2019 to 2021 (within immediately preceding 3 years prior to the transition date of January 1, 2022), and by applying the fair value approach for the group of insurance contracts issued before 2019 (for the periods prior to the year beginning January 1, 2019).
In applying the fair value approach, the fair value of insurance contracts (IFRS No.13 Fair Value Measurements) was calculated by reflecting some of adjustments based on the valuation amount of insurance contract liabilities calculated under the Korean-Insurance Capital Standards. As a result of analyzing the financial impact related to accounting for transition applying IFRS No.17, as of January 1, 2022, the insurance contract assets and insurance contract liabilities are expected to be ￦ 3,854 million and ￦ 8,459,438 million, respectively.
The impact of the transition method on the valuation of KB Life Insurance Co., Ltd.’s insurance contract liabilities included in the Group’s consolidated financial statements is as follows:

Transition method	Period	IFRS No.17
		Insurance contract assets 1		Insurance contract liabilities 1		Contractual service margin 2
	(In millions of Korean won)
Fully retrospective approach	From 2019 to 2021	￦	3,369	￦	2,038,428	￦	359,140
Fair value approach	Before 2019		485		6,421,010		57,691

		￦	3,854	￦	8,459,438	￦	416,831

1	Insurance contract assets and insurance contract liabilities are the total amounts, including reinsurance contract assets and reinsurance contract liabilities, respectively.
2	The contractual service margin is presented as net amount by offsetting the amounts included in the insurance contract assets and insurance contract liabilities.
(Financial effect related to insurance liabilities)
If the Group applies IFRS No.17 to insurance liabilities as of December 31, 2022, the insurance (reinsurance) contract assets and insurance (reinsurance) contract liabilities are expected to be ￦ 1,579,270 million and ￦ 45,951,740 million, respectively.

The estimated composition of applicable assets and liabilities under IFRS No.17 is as follows:

(In millions of Korean won)	Assets under IFRS No.17
Insurance contract assets	￦	83,304
Contractual service margin		(316,418)
Reinsurance contract assets		1,495,966
Contractual service margin on reinsurance contract		(93,045)

	￦	1,579,270

(In millions of Korean won)	Liabilities under IFRS No.17
Insurance contract liabilities	￦	45,920,012
Contractual service margin		12,892,278
Reinsurance contract liabilities		31,728
Contractual service margin on reinsurance contract		(7,922)

	￦	45,951,740

(Financial impact of reclassifications of business models)
The Group will
re-evaluate
the business models according to the facts and circumstances as of the initial application date of IFRS No.17 for financial assets held in relation to activities related to contracts within the scope of IFRS No.17. If the business model changes as a result of the re-evaluation,
it is expected that the measurement categories of financial instruments will be reclassified and the carrying amount will change accordingly.
The expected impact of the measurement categories of financial instruments due to the re-evaluation
of business models is as follows:

Measurement categories before the re-evaluation of the business models	Measurement categories after the re-evaluation of the business models	Carrying amount before the re-evaluation of the business models	Carrying amount after the re-evaluation of the business models
	(In millions of Korean won)
Financial assets at fair value through profit or loss	Financial assets at fair value through other comprehensive income	￦ 106,412	￦ 106,412
Loans measured at amortized cost	Financial assets at fair value through other comprehensive income	134,811	126,674
Securities measured at amortized cost	Financial assets at fair value through other comprehensive income	22,389,536	18,068,804

*
The Group
re-evaluated
business model evaluation units, management performance reporting, compensation, and risk management for financial assets held in relation to activities related to contracts within the scope of IFRS No.17. Following the re-evaluation
of the business models, the Group will reclassify the financial assets as financial assets at fair value through other comprehensive income if both of the following conditions are met: (a) financial assets are held within a business model whose objective is achieved by both collecting contractual cash flows and selling financial assets, and (b) where the assets’ cash flows represent solely payments of principal and interest on the principal amount outstanding.

•	Amendments to IAS No.1 Presentation of Financial Statements – Accounting Policy Disclosure
The amendments require an entity to define and disclose their material accounting policy information. IFRS Practice Statement 2
 Making Materiality Judgements
was amended to explain and demonstrate how to apply the concept of materiality. The amendments should be applied for annual reporting periods beginning on or after January 1, 2024, and earlier application is permitted. The Group does not expect that these amendments have a significant impact on the consolidated financial statements.

•	Amendments to IAS No.8 Accounting Policies, Changes in Accounting Estimates and Errors – Definition of Accounting Estimates
The amendments introduce the definition of accounting estimates and clarify how to distinguish changes in accounting estimates from changes in accounting policies. The amendments should be applied for annual reporting periods beginning on or after January 1, 2023, and earlier application is permitted. The Group does not expect that these amendments have a significant impact on the consolidated financial statements.

•	Amendments to IAS No.12 Income Taxes – Deferred Tax Related to Assets and Liabilities Arising from a Single Transaction
The amendments narrow the scope of the deferred tax recognition exemption so that it no longer applies to transactions that, on initial recognition, give rise to equal taxable and deductible temporary differences. The amendments should be applied for annual reporting periods beginning on or after January 1, 2023, and earlier application is permitted. The Group does not expect that these amendments have a significant impact on the consolidated financial statements.

•	Amendments to IFRS No.1 Presentation of Financial Statements – Disclosure of gains or losses on valuation of financial liabilities with exercise price adjustment conditions
The amendments require disclosures about gains or losses on valuation occurred for the reporting period (but are limited to those included in profit or loss) for the conversion options or warrants (or financial liabilities with warrants), if all or part of the financial instrument whose exercise price is adjusted due to the issuers’ stock price fluctuations, are classified as financial liabilities according to paragraph 11 of IFRS No.32
Financial Instruments: Presentation
. The amendments should be applied for annual reporting periods beginning on or after January 1, 2024, and earlier application is permitted. The Group does not expect that these amendments have a significant impact on the consolidated financial statements.
2.2 Measurement Basis
The consolidated financial statements have been prepared based on the historical cost accounting model unless otherwise specified.
2.3 Functional and Presentation Currency
Items included in the financial statements of each entity of the Group are measured using the currency of the primary economic environment in which the entity operates (“functional currency”). The consolidated financial statements are presented in Korean won, which is the Parent Company’s functional and presentation currency.
2.4 Critical Accounting Estimates
The Group applies accounting policies and uses judgements, accounting estimates, and assumptions that may have a significant impact on the assets (liabilities) and incomes (expenses) in preparing the consolidated financial statements. Management’s estimates of outcomes may differ from actual outcomes if management’s estimates and assumptions based on management’s best judgment are different from the actual environment.

Estimates and underlying assumptions are continually evaluated, and changes in accounting estimates are recognized in the period in which the estimates are changed and in any future periods affected.
Uncertainties in estimates and assumptions with significant risks that may result in material adjustments to the consolidated financial statements are as follows:
2.4.1 Income taxes
As the income taxes on the Group’s taxable income is calculated by applying the tax laws of various countries and the decisions of tax authorities, there is uncertainty in calculating the final tax effect.
If a certain portion of the taxable income is not used for investments, wages, etc. in accordance with the Korean regulation called ‘Special Taxation for Facilitation of Investment and Mutually-beneficial Cooperation’, the Group is liable to pay additional income tax calculated based on the tax laws. Therefore, the effect of recirculation of corporate income should be reflected in current and deferred income tax. As the Group’s income tax is dependent on the actual investments, wages, etc. per each year, there are uncertainties in measuring the final tax effects during the period when the tax law is applied.
2.4.2 Fair value of financial instruments
The fair value of financial instruments where no active market exists or where quoted prices are not otherwise available is determined by using valuation techniques. Financial instruments, which are not actively traded in the market and those with less transparent market prices, will have less objective fair values and require broad judgment on liquidity, concentration, uncertainty in market factors, assumptions in fair value determination, and other risks.
As described in the significant accounting policies in Note 3.3 Recognition and Measurement of Financial Instruments, diverse valuation techniques are used to determine the fair value of financial instruments, from generally accepted market valuation models to internally developed valuation models that incorporate various types of assumptions and variables.
2.4.3 Allowances and provisions for credit losses
The Group recognizes and measures allowances for credit losses of debt instruments measured at amortized cost, debt instruments measured at fair value through other comprehensive income, and lease receivables. Also, the Group recognizes and measures provisions for credit losses of acceptances and guarantees, and unused loan commitments. Accuracy of allowances and provisions for credit losses is dependent upon estimation of expected cash flows of the borrower subject to individual assessment of impairment, and upon assumptions and variables of model used in collective assessment of impairment and estimation of provisions for credit losses of acceptances and guarantees, and unused loan commitments.
2.4.4 Net defined benefit assets(liabilities)
The present value of the net defined benefit assets(liabilities) is affected by changes in the various factors determined by the actuarial method.
2.4.5 Impairment of goodwill
The recoverable amounts of cash-generating units are determined based on value-in-use
calculations to test whether impairment of goodwill has occurred.
2.4.6 Estimated claims for Incurred But Not Reported (“IBNR”)
An amount of IBNR is the total sum of estimated insurance claims that shall be paid for accidents that occurred but have not been reported to the Group and estimated insurance claims that shall be additionally paid upon resumption of payment claims. The Group calculates IBNR by applying statistical methods in risk units prescribed in Detailed Regulations on Supervision of Insurance Business, and records IBNR in reserve for outstanding claims of insurance liability. IBNR based on statistical methods requires significant accounting estimates in determining the application methodology for each accident year (PLDM, ILDM, BFM, and others) and determining the loss development factor.